Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment
6. Property and Equipment
Property and equipment, net consist of the following:

	September 30,	December 31,
	2023	2022
Land	$421	$658
Energy infrastructure	4,234	4,664
General infrastructure	12,434	12,402
IT infrastructure	824	820
Miners	15,833	15,759
Vehicle	76	140
Office furniture and equipment	344	344
Assets not placed in service	662	662
Miner chip inventory	11,498	11,498

Gross property and equipment	46,326	46,947
Less: accumulated depreciation	(14,099)	(9,791)

Total property and equipment, net	$32,227	$37,156

Depreciation expenses related to property and equipment were $1,320 and $1,815 for the three months ended September 30, 2023 and 2022, respectively. Depreciation expenses related to property and equipment were $4,390 and $5,179 for the nine months ended September 30, 2023 and 2022, respectively.
The Company has entered into a supply agreement (see Note 13) where it has committed to purchasing a certain number of units of mining-related equipment. The miner chip inventory is a part of this purchase commitment, which commenced in June 2022.
For the three months ended September 30, 2023, the Company sold certain property and equipment for total proceeds of $41 resulting in a gain of $4. For the three months ended September 30, 2022, the Company sold certain property and equipment for total proceeds of $137 resulting in a gain of $90. For the nine months ended September 30, 2023, the Company sold certain property and equipment for total proceeds of $2,132 resulting in a gain of $1,484. For the nine months ended September 30, 2022, the Company sold certain property and equipment for total proceeds of $336 resulting in a gain of $153.
For the three and nine months ended September 30, 2023 and 2022, the Company recorded $0 of impairment related to certain miners and related property.
The Company has reassessed the useful life of the fixed assets being reported within IT Infrastructure for the year-ended December 31, 2022 from 10 years to 5 years. This is a change in the useful life and is also a change in accounting estimate under ASC 350 and ASC 360. At the time of this change, the Company performed a physical inventory count and abandoned some fixed assets before the end of their useful life.

7. Property and Equipment
Property and equipment, net consist of the following:

	Years Ended
	December 31, 2022	December 31, 2021
Land	$659	$422
Assets not placed into service	662	—
Energy infrastructure	4,664	6,079
General infrastructure	12,402	4,584
IT infrastructure	820	965
Miners	15,759	12,962
Vehicle	140	64
Office furniture and equipment	343	89
Miner chip inventory	11,498	—

Gross property and equipment	$46,947	$25,165
Less: accumulated depreciation	(9,791)	(4,063)

Total property and equipment, net	$37,156	$21,102

Depreciation expenses related to property and equipment was $6,936 and $3,184 for years ended December 31, 2022 and 2021, respectively.
The Company has entered into a supply agreement (see Note 15) where it has committed to purchasing a certain number of units of mining-related equipment. The miner chip inventory is a part of this purchase commitment, which commenced in June 2022.
For the year ended December 31, 2022, the Company sold certain property and equipment for total proceeds of $589 resulting in a loss of $16. For the year ended December 31, 2021, the Company sold certain property and equipment for proceeds of $1,117 resulting in a gain of $956. For the year ended December 31, 2022, the company performed a full physical count of all fixed assets across all locations. During this physical count, there were some assets that were reclassified to their respective categories as well as assets being disposed. There was $651 included in the loss of fixed assets due to the physical count.
For the year ended December 31, 2022, the Company recorded $95 of impairment related to certain miners and related property. For the year ended December 31, 2021, the Company recorded $424 in impairment of property and equipment related to certain miners that were either no longer usable or were no longer contributing to the Company’s hash rate.
The Company has reassessed the useful life of the fixed assets being reported within IT Infrastructure for the year ended December 31, 2022 from
10
years to 5 years. This is a change in the useful life and is also a change in accounting estimate under ASC 350 and ASC 360. At the time of this change, the Company performed a physical inventory count and abandoned some fixed assets before the end of their useful life. Both events triggered accelerated depreciation of $544 due to these two events. The effect on net loss from operations as well as net loss is $(544). Impairment for all assets was assessed after all adjustments were made and expense related to impairment was $95 for all asset classes.